Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Earnings From Continuing Operations Before Income Taxes	Components of earnings from continuing operations before income taxes are as follows:

Years ended December 31	2013	2012	2011
United States	$585	$566	$268
Other nations	295	315	213
	$880	$881	$481

Income Tax Expense (Benefit)
Components of income tax expense (benefit) are as follows:

Years ended December 31	2013	2012	2011
United States	$29	$5	$2
Other nations	234	91	34
States (U.S.)	12	1	3
Current income tax expense	275	97	39
United States	(368)	192	(184)
Other nations	35	(29)	86
States (U.S.)	(1)	(49)	(36)
Deferred income tax expense (benefit)	(334)	114	(134)
Foreign tax credits	$(59)	$211	$(95)

Federal Statutory Tax Rate And Income Tax Expense
Differences between income tax expense computed at the U.S. federal statutory tax rate of 35% and income tax expense (benefit) as reflected in the consolidated statements of operations are as follows:

Years ended December 31	2013	2012	2011
Income tax expense at statutory rate	$308	$308	$168
Tax on non-U.S. earnings	17	(10)	(24)
State income taxes	8	(32)	(4)
Tax law changes	6	—	—
Other provisions	(4)	(10)	(18)
Valuation allowances	(3)	(60)	(237)
Section 199 deduction	(14)	(14)	(22)
Tax on undistributed non-U.S. earnings	(22)	29	49
Research credits	(18)	—	(7)
Tax benefit of repatriated non-U.S. earnings	(337)	—	—
	$(59)	$211	$(95)

Components Of Deferred Tax Assets And Liabilities
Significant components of deferred tax assets (liabilities) are as follows:

December 31	2013	2012
Inventory	$46	$4
Accrued liabilities and allowances	129	124
Employee benefits	814	1,532
Capitalized items	144	210
Tax basis differences on investments	17	25
Depreciation tax basis differences on fixed assets	12	9
Undistributed non-U.S. earnings	(6)	(141)
Tax carryforwards	1,294	1,087
Business reorganization	39	12
Warranty and customer reserves	19	27
Deferred revenue and costs	159	197
Valuation allowances	(200)	(260)
Deferred charges	38	36
Other	(64)	(75)
	$2,441	$2,787

Summary Of Tax Credit Carryforwards
Tax carryforwards are as follows:

December 31, 2013	Gross Tax Loss	Tax Effected	Expiration Period
United States:
U.S. tax losses	58	$20	2021-2031
Foreign tax credits	—	668	2018-2023
General business credits	—	197	2025-2033
Minimum tax credits	—	100	Unlimited
State tax losses	1,991	50	2014-2031
State tax credits	—	27	2018-2026
Non-U.S. Subsidiaries:
China tax losses	226	56	2014-2016
Japan tax losses	100	36	2017-2021
United Kingdom tax losses	162	32	Unlimited
Germany tax losses	150	44	Unlimited
Singapore tax losses	58	10	Unlimited
Other subsidiaries tax losses	73	18	Various
Spain tax credits	—	31	2017-2021
Other subsidiaries tax credits	—	5	Various
		$1,294

Unrecognized Tax Benefits, Including Those Attributable To Discontinued Operations
A roll-forward of unrecognized tax benefits is as follows:

	2013	2012
Balance at January 1	$157	$186
Additions based on tax positions related to current year	13	11
Additions for tax positions of prior years	70	10
Reductions for tax positions of prior years	(10)	(24)
Settlements and agreements	(82)	(22)
Lapse of statute of limitations	(1)	(4)
Balance at December 31	$147	$157

Summary Of Open Tax Years By Major Jurisdiction
The IRS is currently examining the Company's 2010 and 2011 tax years. The Company also has several state and non-U.S. audits pending. A summary of open tax years by major jurisdiction is presented below:

Jurisdiction	Tax Years
United States	2008-2013
China	2002-2013
France	2009-2013
Germany	2008-2013
India	1997-2013
Israel	2012-2013
Japan	2009-2013
Malaysia	2008-2013
Singapore	2009-2013
United Kingdom	2007-2013